Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Allowance for doubtful receivables [Member]
Valuation Allowances And Reserves, Disclosure [Roll Forward]
Valuation Allowances And Reserves, Beginning Balance	$ 38	$ 38	$ 36
Valuation Allowances And Reserves, Additions Charged to Expenses/Other Accounts	10	5	3
Valuation Allowances And Reserves, Net (Deductions) Recoveries	(10)	(5)	(1)
Valuation Allowances And Reserves, Ending Balance	38	38	38
Valuation allowance for deferred tax assets [Member]
Valuation Allowances And Reserves, Disclosure [Roll Forward]
Valuation Allowances And Reserves, Beginning Balance	456	389	373
Valuation Allowances And Reserves, Additions Charged to Expenses/Other Accounts	128	88	77
Valuation Allowances And Reserves, Net (Deductions) Recoveries	11	(21)	(61)
Valuation Allowances And Reserves, Ending Balance	$ 595	$ 456	$ 389